Commitments and Contingencies (Schedule of Outstanding Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Other Commitment	$ 15,027	$ 11,615
Commitments to originate loans, expiring in three months or less [Member]
Other Commitment	3,850	839
Commitments under homeowners' equity lending program [Member]
Other Commitment	6,619	6,633
Commitments under overdraft protection and commercial lines of credit [Member]
Other Commitment	$ 4,558	$ 4,143